THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON FEBRUARY 4, 2000 AND FOR WHICH THE COMMISSION DECLINED TO REVIEW PER ORDER DATED AUGUST 10, 2000.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

Check here if Amendment [X]; Amendment Number: 2
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               -----------------------------
Address:       1440 Kiewit Plaza
               -----------------------------
               Omaha, NE 68131
               -----------------------------

Form 13F File Number:        28-4545
                                ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------
Title:         Vice President
               -----------------------------
Phone:         402-346-1400
               -----------------------------

Signature, Place, and Date of Signing:

 (s) Marc D. Hamburg      Omaha, NE              August 18, 2000
----------------------    -----------------      ---------------
[Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number               Name

        28-5194                            General Re - New England Asset
                                           Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  18
                                                          ------------

Form 13F Information Table Entry Total:                             39
                                                          ------------

Form 13F Information Table Value Total:                   $  9,333,264
                                                          ------------
                                                           (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



     NO.     FORM 13F FILE NUMBER        NAME

     1.      28-5678                     Berkshire Hathaway Life Insurance Co. of Nebraska
     2.      28-5676                     BHG Life Insurance Co.
     3.      28-719                      Blue Chip Stamps
     4.      28-554                      Buffett, Warren E.
     5.      28-1517                     Columbia Insurance Co.
     6.      28-2226                     Cornhusker Casualty Co.
     7.      28-6102                     Cypress Insurance Co.
     8.      28-852                      GEICO Corp.
     9.      28-101                      Government Employees Ins. Corp.
    10.      28-1066                     National Fire & Marine
    11.      28-718                      National Indemnity Co.
    12.      28-5006                     National Liability & Fire Ins. Co.
    13.      28-6104                     Nebraska Furniture Mart
    14.      28-717                      OBH Inc.
    15.      28-2740                     Plaza Investment Managers
    16.      28-1357                     Wesco Financial Corp.
    17.      28-3091                     Wesco Financial Ins. Co.
    18.      28-3105                     Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 1999

                                                                    Column 6
                                                             Investment Discretion
                                    Column 4    Column 5   --------------------------                              Column 8
               Column 2 Column 3     Market     Shares or                     (c)                            Voting Authority
Column 1       Title of  CUSIP       Value      Principal   (a) (b) Shared - Shared -    Column 7             (a)      (b)   (c)
Name of Issuer  Class    Number  (In Thousands)  Amount    Sole  Defined     Other      Other Managers       Sole    Shared None
--------------  -----    ------  --------------  ------    ----  -------     -----    ------------------     ----    ------ ----
American
 International
 Group           Com   026874 10 7   115,649     1,330,250         X                  4, 11, 14             1,330,250
Chubb Corp.      Com   171232 10 1   360,292     7,260,300         X                  4, 11, 14             7,260,300
Costco
 Companies       Com   22160Q 10 2    32,760       455,000         X                  4, 11, 14               455,000
Walt Disney
 Company         Com   254687 10 6   150,938     5,805,313         X                  4, 11, 14             5,805,313
                                     122,771     4,721,943         X                  4, 10, 14             4,721,943
                                     204,618     7,869,906         X                  4, 1, 2, 6, 11, 14    7,869,906
                                      40,923     1,573,980         X                  4, 13, 14             1,573,980
Federal Home
 Ln Mtg Corp.    Com   313400 30 1 1,105,484    21,259,300         X                  4, 11, 14            21,259,300
                                   1,497,600    28,800,000         X                  4, 3, 14, 16, 17, 18 28,800,000
                                     494,000     9,500,000         X                  4, 8, 9, 11, 14, 15   9,500,000
                                      93,600     1,800,000         X                  4, 8, 11, 14, 15      1,800,000
Federal
 National
 Mortgage
 Assoc.          Com   313586 10 9   327,975     5,231,900         X                  4, 11, 14             5,231,900
                                      11,585       184,800         X                  4, 5, 14                184,800
First Data
 Corporation     Com   319963 10 4   506,739    11,549,600         X                  4, 8, 9, 11, 14, 15  11,549,600
                                      37,294       850,000         X                  4, 8, 11, 14, 15        850,000
Gannett Inc.     Com   364730 10 1   251,621     3,636,800         X                  4, 11, 14             3,636,800
General
 Dynamics Corp.  Com   369550 10 8   228,466     3,659,110         X                  4, 11, 14             3,659,110
                                      94,356     1,511,200         X                  4, 10, 14             1,511,200
Liz Claiborne
 Inc.            Com   539320 10 1   151,730     4,894,500         X                  4, 11, 14             4,894,500
Nike Inc.        Com   654106 10 3   324,904     5,712,600         X                  4, 8, 9, 11, 14, 15   5,712,600
                                      29,859       525,000         X                  4, 8, 11, 14, 15        525,000
Nucor Corp.      Com   670340 10 5   160,939     3,379,300         X                  4, 11, 14             3,379,300
Shaw
 Communications
 Inc.           Cl B   82028k 20 0   189,631     6,879,900         X                  4, 8, 9, 11, 14, 15   6,879,900
                                      13,781       500,000         X                  4, 8, 11, 14, 15        500,000
                                   ---------

                                   6,547,515

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 1999

                                                                           Column 6
                                                                     Investment Discretion
                                           Column 4     Column 5    -----------------------                          Column 8
                Column 2    Column 3        Market      Shares or                     (C)    Column 7            Voting Authority
Column 1        Title of      CUSIP          Value      Principal    (a) (b) Shared Shared-   Other            (a)       (b)    (c)
Name of Issuer    Class      Number     (In Thousands)   Amount     Sole   Defined   Other   Managers          Sole     Shared  None
--------------    -----      ------     --------------   ------     ----   -------  -------  --------          ----     ------  ----
US Bancorp         Com    911596 10 4           152,647   5,056,629          X           4, 8, 11, 14, 15       5,056,629
                                                122,769   4,066,871          X           4, 8, 9, 11, 14, 15    4,066,871
                                                110,128   3,648,121          X           4, 11, 14              3,648,121
                                                 43,801   1,450,956          X           4, 5, 14               1,450,956
                                                  4,318     143,028          X           4, 10, 14                143,028
                                                  2,272      75,264          X           4, 12, 14                 75,264
                                                  6,524     216,132          X           4, 1, 2, 6, 11, 14       216,132
Wells Fargo
  & Co. Del        Com    949746 10 1           504,362  12,728,390          X           4, 5, 14              12,728,390
                                                  5,944     150,000          X           4, 7, 14                 150,000
                                                 67,101   1,693,400          X           4, 3, 14, 16, 17, 18   1,693,400
                                                  4,793     120,970          X           4, 10, 14                120,970
                                                 23,968     604,860          X           4, 13, 14                604,860
                                                 55,237   1,394,000          X           4, 12, 14              1,394,000
                                                 33,681     850,000          X           4, 14                    850,000
                                              1,648,204  41,595,060          X           4, 11, 14             41,595,060
                                             ----------
                                              2,785,749
                                             ----------
               GRAND TOTAL                   $9,333,264
                                             ==========
